Note 6 - Joint Ventures (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 30, 2012	Apr. 11, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Joint Ventures (Details) [Line Items]
Assets, Current			$ 10,004	$ 11,763
Liabilities, Current			291,035	$ 247,462
Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Payments to Acquire Interest in Joint Venture		$ 2,500
Joint Venture Ownership Percentage	100.00%
Long-term Line of Credit	$ 3,000
Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member] | Coal Sales Agreements [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Payments to Acquire Interest in Joint Venture		1,000
NewLead Mojave Holdings LLC [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Joint Venture Ownership Percentage	52.00%
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable			$ (2,146)		$ (16)
Joint Venture Investment Percentage			50.00%	50.00%	50.00%
Interest and Finance Cost			$ 180	$ 174	$ 271
Corporate Joint Venture [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Allowance for Doubtful Accounts Receivable			1,943
New Lead JMEG LLC [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable			(3,932)	(192)	574
Assets, Current			6	2,832	2,493
Liabilities, Current			6,187	5,081	4,358
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net				2,249	1,077
Proceeds from Divestiture of Interest in Joint Venture				384
J Mining & Energy Group [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Payment of Fee for Acquisition of Interest in Joint Venture		$ 300
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		1
New Lead JMEG LLC [Member] | NewLead Mojave Holdings LLC [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable			$ (1,966)	$ (366)	$ 287